Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Reconciliation of Income Taxes
For the years ended June 30, 2025 and 2026, income (loss) before income taxes includes the following components:

	2026	2025
	$	$
United States	(2,208,930)	423,063
Canada	(10,351,920)	(8,585,196)

Net income (loss) before taxes	(12,560,850)	(8,162,133)

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate for the year ended June 30, 2026, in accordance with ASU 2023-09.

	2026
	$	%
Canadian Federal/Provincial statutory tax rate	(3,391,429)	27%
State and local taxes, net of federal	(89,602)	1%

Foreign Tax Effects
United States
Statutory rate difference between United States and Canada	132,536	(1)%
Changes in valuation allowance	658,569	(5)%
Other	(105,092)	1%
Change in valuation allowance	2,667,196	(21)%
Nontaxable or nondeductible items	29,061	—%
Other	98,761	(1)%

Total	—	—%

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial income statutory corporate tax rate of 27.0% to the tax expense:

2025
$
Net income (loss) before taxes	(8,162,133)

Income tax expense (recovery) at the statutory rate	(2,229,159)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	4,167,827
State taxes	76,974
Permanent differences	34,335
True up to the return	2,982
State Rate Change	8,086
Foreign exchange differences	(1,589,832)
Share issuance cost capitalized in equity	(492,446)
Other	21,233

Income tax expense	—

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are as follows:

	2026	2025
	$	$
Non-capital losses	29,207,964	25,463,223
Financing costs	349,129	733,014
Accrued expenses	4,421	61,845
Intangible assets, net	403,432	496,440
Tax credits	241,270	221,406
Lease liability	7,009	108,525

	30,213,224	27,084,453

Intangible assets, net	—	(57,977)
Property and equipment, net	(2,954)	(98,627)
Lease obligations	(62,686)	(106,029)

	(65,640)	(262,633)

Net deferred tax asset	30,147,584	26,821,820
Valuation allowance	(30,147,584)	(26,821,820)

	—	—

Schedule of Valuation Allowance
For the years ended June 30, 2025 and 2026, the following table reflects the activity in the Company’s valuation allowance on deferred tax assets:

	Year ended June 30,
	2025	2026
Beginning Balance	22,653,993	26,821,820
Increase in valuation allowance	4,167,827	3,325,765

Total valuation allowance on deferred tax assets	26,821,820	30,147,584